LONG-TERM DEBT - SCHEDULE OF LONG-TERM DEBT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument
Total long-term debt	$ 1,623,495
Less: Current portion of long-term debt	20,000	$ 40,000
Less: Unamortized original issue discount and original issue premium, net	5,245
Less: Unamortized debt issuance costs	15,766
Long-term debt, net of current portion	$ 1,582,484	1,726,954
Number of days prior to maturity date	91 days
Match Group, Inc.
Debt Instrument
Total long-term debt	$ 1,195,172	1,245,172
Less: Current portion of long-term debt	0	40,000
Less: Unamortized original issue discount and original issue premium, net	5,245	11,691
Less: Unamortized debt issuance costs	13,434	16,610
Long-term debt, net of current portion	1,176,493	1,176,871
Match Group, Inc. | Senior Notes | 6.75% Senior Notes due December 15, 2022 (the 2015 Match Group Senior Notes); interest payable each June 15 and December 15, which commenced on June 15, 2016
Debt Instrument
Total long-term debt	$ 445,172	445,172
Stated interest rate (as a percent)	6.75%
Match Group, Inc. | Senior Notes | 6.375% Senior Notes due June 1, 2024 (the 2016 Match Group Senior Notes); interest payable each June 1 and December 1, which commenced on December 1, 2016
Debt Instrument
Total long-term debt	$ 400,000
Stated interest rate (as a percent)	6.375%
Match Group, Inc. | Term Loan | Match Group Term Loan due November 16, 2022
Debt Instrument
Total long-term debt	$ 350,000	800,000
IAC
Debt Instrument
Total long-term debt	428,323	554,732
Less: Current portion of long-term debt	20,000	0
Less: Unamortized debt issuance costs	2,332	4,649
Long-term debt, net of current portion	405,991	550,083
IAC | Senior Notes | 4.875% Senior Notes due November 30, 2018 (the 2013 Senior Notes); interest payable each May 30 and November 30, which commenced on May 30, 2014
Debt Instrument
Total long-term debt	$ 390,214	500,000
Stated interest rate (as a percent)	4.875%
IAC | Senior Notes | 4.75% Senior Notes due December 15, 2022 (the 2012 Senior Notes); interest payable each June 15 and December 15, which commenced on June 15, 2013
Debt Instrument
Total long-term debt	$ 38,109	$ 54,732
Stated interest rate (as a percent)	4.75%